Revenue (Tables)	12 Months Ended
Jun. 30, 2019
Text block [abstract]
Summary of Revenue by Segment and Asset

Revenue by segment and asset

	2019 US$M	2018 US$M	2017 US$M
Australia Production Unit	507	568	601
Bass Strait	1,237	1,285	1,096
North West Shelf	1,657	1,400	1,190
Atlantis	979	833	677
Shenzi	540	576	509
Mad Dog	319	229	202
Trinidad/Tobago	287	161	110
Algeria	258	234	212
Third party products	10	12	9
Other	136	110	116

Total Petroleum (1)	5,930	5,408	4,722

Escondida	6,876	8,346	4,242
Pampa Norte	1,502	1,831	1,401
Olympic Dam	1,351	1,255	1,287
Third party products	1,109	1,349	1,012

Total Copper (2)	10,838	12,781	7,942

Western Australia Iron Ore	17,066	14,596	14,395
Third party products	32	54	81
Other	157	160	148

Total Iron Ore	17,255	14,810	14,624

Queensland Coal	7,679	7,388	6,316
New South Wales Energy Coal	1,421	1,499	1,251
Third party products	19	2	–
Other	2	–	11

Total Coal (3)	9,121	8,889	7,578

Group and unallocated items (4)	1,225	1,329	975
Inter-segment adjustment	(81)	(88)	(101)

Total revenue	44,288	43,129	35,740

(1)

Total Petroleum revenue includes: crude oil US$3,171 million (2018: US$2,933 million; 2017: US$2,528 million), natural gas US$1,259 million (2018: US$1,124 million; 2017: US$1,029 million), LNG US$1,179 million (2018: US$920 million; 2017: US$858 million), NGL US$263 million (2018: US$294 million; 2017: US$265 million) and other US$58 million (2018: US$137 million; 2017: US$42 million).

(2)

Total Copper revenue includes: copper US$10,215 million (2018: US$12,059 million; 2017: US$7,323 million) and other US$623 million (2018: US$722 million; 2017: US$619 million). Other consists of silver, zinc, molybdenum, uranium and gold.

(3)	Total Coal revenue includes: metallurgical coal US$7,568 million (2018: US$7,331 million; 2017: US$6,266 million) and thermal coal US$1,553 million (2018: US$1,558 million; 2017: US$1,312 million).

(4)	Group and unallocated items revenue includes: Nickel West US$1,193 million (2018: US$1,297 million; 2017: US$950 million) and other revenue US$32 million (2018: US$32 million; 2017: US$25 million).